Equity Accounted Investees - Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LLC (Details) € in Thousands, $ in Millions			12 Months Ended
	May 11, 2016 USD ($) facility Center	May 11, 2016 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	May 11, 2016 EUR (€) facility Center
Equity Accounted Investees
Acquisitions			€ 12,222	€ 80,685	€ 136,072
Movement in the investments in equity-accounted investees
Balance			219,009	201,345	76,728
Share of profit / (losses)			(11,038)	(19,887)	6,933
Share of other comprehensive income / translation differences			9,270	(27,134)	10,671
Collected dividends			(3,058)
Balance			226,905	219,009	201,345
Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LLC
Equity Accounted Investees
Acquisitions	$ 100	€ 88,215
Number of plasma collection centers | Center	23					23
Number of blood donation centers | Center	9					9
Number of laboratories | facility	1					1
Movement in the investments in equity-accounted investees
Balance			83,906	95,705
Share of profit / (losses)			3,141	(276)
Share of other comprehensive income / translation differences			4,049	(11,523)
Collected dividends			(1,469)
Balance			€ 89,627	€ 83,906	95,705
Interstate Blood Bank, Inc.
Equity Accounted Investees
Ownership interest (as a percent)	49.19%	49.19%	49.19%	49.19%
Movement in the investments in equity-accounted investees
Balance			€ 27,936	€ 31,090
Share of profit / (losses)			1,830	635
Share of other comprehensive income / translation differences			1,298	(3,789)
Collected dividends			(1,469)
Balance			€ 29,595	€ 27,936	31,090
Bio Blood Components Inc.
Equity Accounted Investees
Ownership interest (as a percent)	48.97%	48.97%	48.97%	48.97%
Movement in the investments in equity-accounted investees
Balance			€ 32,960	€ 38,725
Share of profit / (losses)			3,492	(1,181)
Share of other comprehensive income / translation differences			1,771	(4,584)
Balance			€ 38,223	€ 32,960	38,725
Plasma Biological Services, LLC
Equity Accounted Investees
Ownership interest (as a percent)	48.90%	48.90%	48.90%	48.90%
Movement in the investments in equity-accounted investees
Balance			€ 23,010	€ 25,890
Share of profit / (losses)			(2,181)	270
Share of other comprehensive income / translation differences			980	(3,150)
Balance			€ 21,809	€ 23,010	€ 25,890
Call option | Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LLC
Equity Accounted Investees
Purchase price for the remaining stakes | $	$ 100
Price of option to purchase remaining stakes	$ 10					€ 9,007